Loans - Credit Quality Indicator (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Number of consecutive months current before loan is upgraded	6 months	6 months
Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Number of consecutive months current before loan is upgraded	6 months	6 months
Residential Mortgage and Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Number of days past due before a loan is classified as Special Mention	60 days	60 days
Number of days past due before a loan is classified as Substandard	90 days	90 days